Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 10, 2014
Registrant Name	dei_EntityRegistrantName	DWS INCOME TRUST
Central Index Key	dei_EntityCentralIndexKey	0000747677
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 10, 2014
Document Effective Date	dei_DocumentEffectiveDate	Apr. 10, 2014
Prospectus Date	rr_ProspectusDate	Feb. 01, 2014